NOTE 13 - SUBSEQUENT EVENTS (Details) - USD ($)																1 Months Ended										2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 16, 2018	Feb. 15, 2018	Feb. 14, 2018	Feb. 01, 2018	Jan. 05, 2018	Dec. 22, 2017	Nov. 24, 2017	Nov. 08, 2017	Nov. 03, 2017	Jun. 16, 2017	Feb. 08, 2017	Dec. 29, 2016	Dec. 22, 2016	May 11, 2015	Jan. 09, 2013	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jul. 30, 2016	Jun. 30, 2016	Jun. 29, 2016	May 31, 2016	Feb. 29, 2016	Feb. 28, 2016	Feb. 27, 2018	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										100,000																		4,131,536	3,798,417
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																			$ 0.001									$ 0.001	$ 0.001
Class of Warrant or Rights, Granted															1,330,627													4,479,974	2,049,504
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 2.61
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																												$ 6,041,214
Proceeds from Issuance or Sale of Equity (in Dollars)																												6,011,229	$ 5,226,368
Payments of Stock Issuance Costs (in Dollars)																												$ 186,075	$ 490,543
Conversion of Stock, Shares Issued																			18,188	19,844	54,759	60,846	197,713	54,859
Conversion of Stock, Shares Converted																				20		65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						105,898	300,000	475,000			130,000	5,000	150,000															1,680,898	905,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)												$ 1.35	$ 1.36															$ 1.50	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years	10 years	10 years			10 years	10 years	10 years
Series D Preferred Stock [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									1,334
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.001										$ 0.001									$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)									$ 1,929,960
Proceeds from Issuance or Sale of Equity (in Dollars)																												$ 1,929,960
Payments of Stock Issuance Costs (in Dollars)									$ 70,040
Conversion of Stock, Shares Converted																												1,334
Series C Preferred Stock [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues														450													2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)														$ 450,000
Conversion of Stock, Shares Issued																	19,844	60,846	18,188				197,713		54,859			80,690
Conversion of Stock, Shares Converted																	20	65	20		70		236	75	75			85
Unit Purchase Agreements [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)																												$ 29,985
Subsequent Event [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																$ 3,044,162
Stock Issued During Period, Shares, New Issues			9,919
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																										$ 1,500,000
Proceeds from Issuance or Sale of Equity (in Dollars)																										$ 270,000
Conversion of Stock, Shares Issued																										367,343
Stock Issued During Period, Shares, Issued for Services				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 1.42
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Subsequent Event [Member] | Series E Preferred Stock [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001
Class of Warrant or Rights, Granted	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 1,500,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Converted																										280
Subsequent Event [Member] | Series C Preferred Stock [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted			10
Subsequent Event [Member] | Consent Agreement, Series D Holders [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50
Subsequent Event [Member] | Unit Purchase Agreements [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					200,000
Class of Warrant or Rights, Granted					100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars)					$ 299,985
Payments of Stock Issuance Costs (in Dollars)					$ 15
Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000
Subsequent Event [Member] | Share-based Compensation Award, Tranche Two [Member]
NOTE 13 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				100,000